Schedule of Warrants Activity (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022	Jan. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Beginning balance			6,056,664
Weighted Average Exercise price, Outstanding, Beginning balance			$ 1.00
Warrants Outstanding, Outstanding, Ending balance			6,056,664
Weighted Average Exercise price, Exercisable, Beginning balance			$ 1.00
Warrants, Granted	11,800
Weighted Average Exercise Price, Granted	$ 2.25
Warrants, Exercised			(3,631,733)
Weighted Average Exercise Price, Exercised			$ 1.09
Warrants, Forfeited/Cancelled			(2,424,931)
Weighted Average Exercise Price, Forfeited/Cancelled			$ 1.39
Warrants, Exercised			3,631,733
Warrants, Forfeited/Cancelled			2,424,931
Warrants outstanding, Ending balance	11,800
Weighted Average Exercise Price, Ending balance	$ 2.25
Warrants Exercisable, Exercisable, Ending balance
Weighted Average Exercise Price, Ending balance	$ 2.25